Other Non-Current Assets (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Non-Current Assets [Line Items]
Payments to Acquire Property, Plant, and Equipment		$ 190,259	$ 70,504	$ 0
LR2 and Aframax Tankers
Other Non-Current Assets [Line Items]
Payments to Acquire Property, Plant, and Equipment	$ 94,300
Aframax/LR2 Tanker
Other Non-Current Assets [Line Items]
Payments to Acquire Property, Plant, and Equipment	$ 4,700